Contingencies and Commitments (Details) - USD ($) $ in Thousands			2 Months Ended
	Aug. 31, 2018	Jul. 26, 2006	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities				$ 6,026,700	$ 5,774,100
Capital commitments				878,200
Financial assets at fair value | Cash | Insurance underwriting | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities				27,900
Financial assets at fair value | Securities | Insurance underwriting | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities				$ 1,666,500
Various Defendants
Disclosure of contingent liabilities [line items]
Damages sought in legal suit		$ 6,000,000
Damages awarded	$ 20,000
Exis Capital Management, Adam Sender and Andrew Heller
Disclosure of contingent liabilities [line items]
Damages awarded			$ 10,900
Exis Capital Management
Disclosure of contingent liabilities [line items]
Damages awarded			3,000
Adam Sender
Disclosure of contingent liabilities [line items]
Damages awarded			2,250
Andrew Heller
Disclosure of contingent liabilities [line items]
Damages awarded			$ 250